Basis of Presentation and Principles of Consolidation Basis of Presentation and Principles of Consolidation - Reconciliation of Cash, Cash Equivalents, and Restricted Cash (Details) - USD ($)
$ in Millions
	Mar. 31, 2017	Dec. 31, 2016	Mar. 31, 2016	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Organization, Consolidation and Presentation of Financial Statements [Abstract]
Cash and cash equivalents	$ 1,454	$ 1,513		$ 1,227
Restricted Cash and Cash Equivalents, Current	3,041	3,113		58
Restricted Cash and Cash Equivalents, Noncurrent	105	5		109
Cash, Cash Equivalents and Restricted Cash	$ 4,600	$ 4,631	$ 1,415	$ 1,394	$ 2,887	$ 3,144